BLACKROCK FUNDSSM

BlackRock MSCI Asia ex Japan Index Fund

(the “Fund”)

Supplement dated January 27, 2017 to the Summary Prospectus and the Prospectus of the Fund, each dated November 28, 2016

Effective on or about March 28, 2017, the following changes are made to the Fund’s Summary Prospectus and Prospectus, as applicable:

The third paragraph in the sections entitled “Key Facts About BlackRock MSCI Asia ex Japan Index Fund—Principal Investment Strategies of the Fund” in the Fund’s Summary Prospectus and “Fund Overview—Key Facts About BlackRock MSCI Asia ex Japan Index Fund—Principal Investment Strategies of the Fund” and “Details About the Fund—How the Fund Invests—Principal Investment Strategies” in the Fund’s Prospectus is deleted in its entirety and replaced with the following:

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the Underlying Index. For purposes of the 80% test, such financial instruments may include derivatives, such as futures, that are tied economically to securities of the Underlying Index, depository receipts representing securities of the Underlying Index and other investment companies, including affiliated exchange-traded funds (“ETFs”), tied economically to the Underlying Index. See “Details About the Fund—Information About the ETFs.” Unless otherwise indicated or the context requires otherwise, references to the Fund’s investments and related risk factors in this prospectus and the Statement of Additional Information (“SAI”) include investments by any underlying ETFs in which the Fund may invest.

The sections entitled “Key Facts About BlackRock MSCI Asia ex Japan Index Fund—Principal Risks of Investing in the Fund” in the Fund’s Summary Prospectus and “Fund Overview—Key Facts About BlackRock MSCI Asia ex Japan Index Fund—Principal Risks of Investing in the Fund” in the Fund’s Prospectus are amended to add the following:

∎	Derivatives Risk—The Fund’s use of derivatives may increase its costs, reduce the Fund’s returns and/or increase volatility. Derivatives involve significant risks, including:

Volatility Risk—Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate with the overall securities markets.

Counterparty Risk—Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

Market and Liquidity Risk—The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately.

Valuation Risk—Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them.

Hedging Risk—Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Fund’s hedging transactions will be effective. The use of hedging may result in certain adverse tax consequences.

Leverage Risk—Certain transactions in derivatives involve substantial leverage risk and may expose the Fund to potential losses that exceed the amount originally invested by the Fund.

Tax Risk—Certain aspects of the tax treatment of derivative instruments, including swap agreements and commodity-linked derivative instruments, are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority. Such treatment may be less favorable than that given to a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments.

Regulatory Risk—Derivative contracts, including, without limitation, swaps, currency forwards and non-deliverable forwards, are subject to regulation under the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”) in the United States and under comparable regimes in Europe, Asia and other non-U.S. jurisdictions. Under the Dodd-Frank Act, certain derivatives will become subject to margin requirements and swap dealers will be required to collect margin from the Fund with respect to such derivatives. Implementation of such regulations under the Dodd-Frank Act regarding clearing, mandatory trading and margining of swaps and other derivatives may increase the costs to the Fund of trading in these instruments and, as a result, may affect returns to investors in the Fund. In December 2015, the Securities and Exchange Commission (the “SEC”) proposed a new rule to regulate the use of derivatives by registered investment companies, such as the Fund. If the rule goes into effect, it could limit the ability of the Fund to invest or remain invested in derivatives.

∎	Investments in ETFs and Other Mutual Funds Risk—The Fund’s net asset value will change with changes in the value of the ETFs, mutual funds and other securities in which it invests. As with other investments, investments in other investment companies, including ETFs, are subject to market risk and, for non-index strategies, selection risk. In addition, if the Fund acquires shares of investment companies, which may include underlying funds and ETFs advised by BlackRock or other investment advisers, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies (to the extent not offset by BlackRock through waivers to the Fund’s management fees). To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

One ETF or mutual fund may buy the same securities that another ETF or mutual fund sells. In addition, the Fund may buy the same securities that an ETF or mutual fund sells, or vice versa. If this happens, an investor in the Fund would indirectly bear the costs of these transactions without accomplishing the intended investment purpose. Also, an investor in the Fund may receive taxable gains from portfolio transactions by an ETF or mutual fund, as well as taxable gains from transactions in shares of the ETF or mutual fund by the Fund. Certain of the ETFs or mutual funds may hold common portfolio securities, thereby reducing the diversification benefits of the Fund.

The section entitled “Details About the Fund—How the Fund Invests—Other Strategies” in the Fund’s Prospectus is revised as follows:

The paragraph entitled “Derivatives” is deleted in its entirety.

The paragraph entitled “Investment Companies” is deleted in its entirety.

The section entitled “Details About the Fund—Investment Risks—Principal Risks of Investing in the Fund” is amended to add the following:

∎	Derivatives Risk — The Fund’s use of derivatives may increase its costs, reduce the Fund’s returns and/or increase volatility. Derivatives involve significant risks, including:

Volatility Risk — The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate with the overall securities markets.

Counterparty Risk — Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

Market and Liquidity Risk—Some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately. The Fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BlackRock may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the Fund’s derivatives positions to lose value.

Valuation Risk—Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives may also expose the Fund to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the Fund to potential losses that exceed the amount originally invested by the Fund.

Hedging Risk—When a derivative is used as a hedge against a position that the Fund holds, any loss generated by the derivative generally should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Fund’s hedging transactions will be effective. The use of hedging may result in certain adverse tax consequences noted below.

Tax Risk—The federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments. As a result, a larger portion of the Fund’s distributions may be treated as ordinary income rather than capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the Fund. In addition, the tax treatment of certain derivatives, such as swaps, is unsettled and may be subject to future legislation, regulation or administrative pronouncements issued by the Internal Revenue Service (the “IRS”).

Regulatory Risk—Derivative contracts, including, without limitation, swaps, currency forwards and non-deliverable forwards, are subject to regulation under the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”) in the United States and under comparable regimes in Europe, Asia and other non-U.S. jurisdictions. Under the Dodd-Frank Act, certain derivatives will become subject to margin requirements and swap dealers will be required to collect margin from the Fund with respect to such derivatives. Implementation of such regulations under the Dodd-Frank Act regarding clearing, mandatory trading and margining of swaps and other derivatives may increase the costs to the Fund of trading in these instruments and, as a result, may affect returns to investors in the Fund.

In December 2015, the Securities and Exchange Commission (the “SEC”) proposed a new rule to regulate the use of derivatives by registered investment companies, such as the Fund. If the rule goes into effect, it could limit the ability of the Fund to invest or remain invested in derivatives. In addition, other future regulatory developments may impact the Fund’s ability to invest or remain invested in certain derivatives. Legislation or regulation may also change the way in which the Fund itself is regulated. BlackRock cannot predict the effects of any new governmental regulation that may be implemented on the ability of the Fund to use swaps or any other financial derivative product, and there can be no assurance that any new governmental regulation will not adversely affect the Fund’s ability to achieve its investment objective.

Risks Specific to Certain Derivatives Used by the Fund

Swaps—Swap agreements are two-party contracts entered into for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which can be adjusted for an interest factor. Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement.

Forward Foreign Currency Exchange Contracts—Forward foreign currency exchange transactions are OTC contracts to purchase or sell a specified amount of a specified currency or multinational currency unit at a price and future date set at the time of the contract. Forward foreign currency exchange contracts do not eliminate fluctuations in the value of non-U.S. securities but rather allow the Fund to establish a fixed rate of exchange for a future point in time. This strategy can have the effect of reducing returns and minimizing opportunities for gain.

Futures—Futures are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date at a specified price. The primary risks associated with the use of futures contracts and options are: (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract or option; (b) the possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the investment adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty will default in the performance of its obligations.

Options—An option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser) the right but not the obligation to buy (a “call option”) or sell (a “put option”) the underlying asset (or settle for cash in an amount based on an underlying asset, rate, or index) at a specified price (the “exercise price”) during a period of time or on a specified date. Investments in options are considered speculative. When the Fund purchases an option, it may lose the premium paid for it if the price of the underlying security or other assets decreased or remained the same (in the case of a call option) or increased or remained the same (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. To the extent that the Fund writes or sells an option, if the decline or increase in the underlying asset is significantly below or above the exercise price of the written option, the Fund could experience a substantial loss.

∎	Investments in ETFs and Other Mutual Funds Risk—The Fund may invest a significant portion of its assets in ETFs and mutual funds, so the Fund’s investment performance is, in part, related to the performance of the ETFs and mutual funds. The Fund’s net asset value will change with changes in the value of the ETFs, mutual funds and other securities in which it invests. As with other investments, investments in other investment companies, including ETFs, are subject to market risk and, for non-index strategies, selection risk. In addition, if the Fund acquires shares of investment companies, which may include underlying funds and ETFs advised by BlackRock or other investment advisers, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies (to the extent not offset by BlackRock through waivers to the Fund’s management fees). To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

As the ETFs or mutual funds or the Fund’s allocations among the ETFs or mutual funds change from time to time, or to the extent that the expense ratio of the ETFs or mutual funds changes, the weighted average operating expenses borne by the Fund may increase or decrease.

Investing in an ETF will give the Fund exposure to the securities comprising the index on which the ETF is based. Shares of ETFs are traded on an exchange throughout a trading day, and bought and sold based on market values and not at the ETF’s net asset value. For this reason, shares of an ETF could trade at either a premium or discount to its net asset value. However, the trading prices of index-based ETFs tend to closely track the actual net asset value of the ETF. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs, in addition to a spread (i.e., the difference between what professional investors are willing to pay for ETF shares (the “bid” price) and the price at which they are willing to sell ETF shares (the “ask” price)).

One ETF or mutual fund may buy the same securities that another ETF or mutual fund sells. In addition, the Fund may buy the same securities that an ETF or mutual fund sells, or vice versa. If this happens, an investor in the Fund would indirectly bear the costs of these transactions without accomplishing the intended investment purpose. Also, an investor in the Fund may receive taxable gains from portfolio transactions by an ETF or mutual fund, as well as taxable gains from transactions in shares of the ETF or mutual fund by the Fund. Certain of the ETFs or mutual funds may hold common portfolio securities, thereby reducing the diversification benefits of the Fund.

The section entitled “Details About the Fund—Investment Risks—Other Risks of Investing in the Fund” is revised as follows:

The paragraphs entitled “Derivatives Risk” are deleted in their entirety.

The paragraph entitled “Investment in Other Investment Companies Risk” is deleted in its entirety.

The section entitled “Details About the Fund” in the Fund’s Prospectus is amended to add the following:

Information About the ETFs

The Fund may invest in any of the ETFs listed below. The table sets forth (i) the names of the ETFs, and (ii) brief descriptions of their investment objectives and principal investment strategies. The list of ETFs is subject to change at the discretion of BlackRock without notice to shareholders.

Prospectuses for any of these ETFs can be accessed by visiting the EDGAR database on the SEC’s website (www.sec.gov).

ETFs

Fund Name	Investment Objectives and Principal Investment Strategies

iShares India 50 ETF	iShares India 50 ETF seeks to track the investment results of an index composed of 50 of the largest Indian equities. The fund seeks to track the investment results of the Nifty 50 IndexTM (the “Underlying Index”), which measures the equity performance of the top 50 companies by free float market capitalization whose equity securities trade in the Indian securities markets. The Underlying Index may include large-, mid- or small-capitalization companies. Components of the Underlying Index primarily include consumer discretionary, consumer staples, energy, financials and information technology companies. The components of the Underlying Index, and the degree to which these components represent certain industries, are likely to change over time.

Fund Name	Investment Objectives and Principal Investment Strategies

iShares MSCI All Country Asia ex Japan ETF	iShares MSCI All Country Asia ex Japan ETF seeks to track the investment results of an index composed of Asian equities, excluding Japan. The fund seeks to track the investment results of the MSCI AC Asia ex Japan Index (the “Underlying Index”), which, as of June 30, 2016, is a free float adjusted market capitalization index designed to measure equity market performance of securities from the following 10 developed and emerging market countries or regions: China, Hong Kong, India, Indonesia, Malaysia, the Philippines, Singapore, South Korea, Taiwan and Thailand. The Underlying Index may include large- or mid-capitalization companies. Components of the Underlying Index primarily include consumer discretionary, financials and information technology companies. The components of the Underlying Index, and the degree to which these components represent certain industries, are likely to change over time.

iShares MSCI China ETF	iShares MSCI China ETF seeks to track the investment results of an index composed of Chinese equities that are available to international investors. The fund seeks to track the investment results of the MSCI China Index (the “Underlying Index”), which is a free float-adjusted market capitalization weighted index designed to measure the performance of equity securities in the top 85% in market capitalization of the Chinese equity securities markets, as represented by the H-Shares (securities of companies incorporated in the People’s Republic of China (“PRC”) that are denominated in Hong Kong dollars and listed on the Hong Kong Exchange) and B-Shares (securities of companies incorporated in the PRC and listed for foreign investment on stock exchanges in the PRC) markets. The Underlying Index also includes certain Hong Kong listed securities known as Red-Chips (issued by companies incorporated in certain foreign jurisdictions, which are controlled, directly or indirectly, by entities owned by the national government or local governments in the PRC and derive substantial revenues or allocate substantial assets in the PRC) and PChips (issued by companies incorporated in certain foreign jurisdictions, which are controlled, directly or indirectly, by individuals in the PRC and derive substantial revenues or allocate substantial assets in the PRC). As of June 30, 2016, approximately 39.44% of the Underlying Index was invested in H-Shares, 19.27% in Red-Chips, 20.98% in P-Chips, 0.27% in B-Shares and 20.04% in Foreign Listed Securities. The Underlying Index may include large-, mid- or small-capitalization companies. Components of the Underlying Index primarily include financials, information technology and telecommunications companies. The components of the Underlying Index, and the degree to which these components represent certain industries, are likely to change over time.

iShares MSCI Hong Kong ETF	iShares MSCI Hong Kong ETF seeks to track the investment results of an index composed of Hong Kong equities. The fund seeks to track the investment results of the MSCI Hong Kong Index (the “Underlying Index”), which consists of stocks traded primarily on the Stock Exchange of Hong Kong Limited (SEHK). The Underlying Index may include large-, mid- or small-capitalization companies. Components of the Underlying Index primarily include financials, industrials, insurance, real estate and utilities companies. The components of the Underlying Index, and the degree to which these components represent certain industries, are likely to change over time.

Fund Name	Investment Objectives and Principal Investment Strategies

iShares MSCI India ETF	iShares MSCI India ETF seeks to track the investment results of an index composed of Indian equities. The fund seeks to track the investment results of the MSCI India Index (the “Underlying Index”), which is designed to measure the performance of equity securities of companies whose market capitalization, as calculated by the index provider, represents the top 85% of companies in the Indian securities market. Components of the Underlying Index primarily include consumer discretionary, financials and information technology companies. The component companies include large- and mid-capitalization companies. The components of the Underlying Index, and the degree to which these components represent certain industries, are likely to change over time.

iShares MSCI Indonesia ETF	iShares MSCI Indonesia ETF seeks to track the investment results of a broad-based index composed of Indonesian equities. The fund seeks to track the investment results of the MSCI Indonesia Investable Market Index (IMI) (the “Underlying Index”), which is a free float-adjusted market capitalization-weighted index designed to measure the performance of equity securities listed on stock exchanges in Indonesia. The Underlying Index may include large-, mid- or small-capitalization companies. Components of the Underlying Index primarily include consumer discretionary, consumer staples, financials and telecommunications companies. The components of the Underlying Index, and the degree to which these components represent certain industries, are likely to change over time.

iShares MSCI Malaysia ETF	iShares MSCI Malaysia ETF seeks to track the investment results of an index composed of Malaysian equities. The fund seeks to track the investment results of the MSCI Malaysia Index (the “Underlying Index”), which consists of stocks traded primarily on the Kuala Lumpur Stock Exchange. The Underlying Index may include large-, mid- or small-capitalization companies. Components of the Underlying Index primarily include financials, industrials and utilities companies. The components of the Underlying Index, and the degree to which these components represent certain industries, are likely to change over time.

iShares MSCI Philippines ETF	iShares MSCI Philippines ETF seeks to track the investment results of a broad-based index composed of Philippine equities. The fund seeks to track the investment results of the MSCI Philippines Investable Market Index (IMI) (the “Underlying Index”), which is a free float-adjusted market capitalization weighted index designed to measure the performance of the Philippine equity markets. The Underlying Index may include large-, mid- or small-capitalization companies. Components of the Underlying Index primarily include financials, industrials and telecommunications companies. The components of the Underlying Index, and the degree to which these components represent certain industries, are likely to change over time.

Fund Name	Investment Objectives and Principal Investment Strategies

iShares MSCI Singapore Capped ETF	iShares MSCI Singapore Capped ETF seeks to track the investment results of an index composed of Singaporean equities. The fund seeks to track the investment results of the MSCI Singapore 25/50 Index (the “Underlying Index”), which is designed to measure the performance of large- and mid-cap segments of the Singapore market. A capping methodology is applied that limits the weight of any single component to a maximum of 25% of the Underlying Index. Additionally, the sum of the components that individually constitute more than 5% of the weight of the Underlying Index cannot exceed a maximum of 50% of the weight of the Underlying Index in the aggregate. The Underlying Index includes large- and mid-capitalization companies. Components of the Underlying Index primarily include financials, industrials and real estate companies. The components of the Underlying Index, and the degree to which these components represent certain industries, are likely to change over time. Prior to the selection of the Underlying Index on December 1, 2016, the Fund tracked the MSCI Singapore Index.

iShares MSCI South Korea Capped ETF	iShares MSCI South Korea Capped ETF seeks to track the investment results of an index composed of South Korean equities. The fund seeks to track the investment results of the MSCI Korea 25/50 Index (the “Underlying Index”), which consists of stocks traded primarily on the Stock Market Division of the Korea Exchange. The Underlying Index is a free float adjusted market capitalization-weighted index with a capping methodology applied to issuer weights so that no single issuer of a component exceeds 25% of the Underlying Index weight, and all issuers with weight above 5% do not cumulatively exceed 50% of the Underlying Index weight. The Underlying Index may include large-, mid- or small-capitalization companies. Components of the Underlying Index primarily include consumer discretionary, financials and information technology companies. The components of the Underlying Index, and the degree to which these components represent certain industries, are likely to change over time.

iShares MSCI Thailand Capped ETF	iShares MSCI Thailand Capped ETF seeks to track the investment results of a broad-based index composed of Thai equities. The fund seeks to track the investment results of the MSCI Thailand IMI 25/50 Index (the “Underlying Index”), which is a free float-adjusted market capitalization index designed to measure broad-based equity market performance in Thailand. The Underlying Index consists of stocks traded primarily on the Stock Exchange of Thailand (SET). A capping methodology is applied to issuer weights so that no single issuer of a component exceeds 25% of the Underlying Index weight, and all issuers with weight above 5% do not cumulatively exceed 50% of the Underlying Index weight. The Underlying Index may include large-, mid- or small-capitalization companies. Components of the Underlying Index primarily include consumer staples, energy, financials and industrials companies. The components of the Underlying Index, and the degree to which these components represent certain industries, are likely to change over time.

*    *    *

Shareholders should retain this Supplement for future reference.

PR2-MSCI-AS-0117SUP